UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
444 West Lake Street, Suite 1700
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Destra Flaherty & Crumrine Preferred and Income Fund
Portfolio of Investments
June 30, 2018 (UNAUDITED)

Shares / Par Amounts	Description	Moody's Ratings	Fair Value
	Long-Term Investments - 99.4%

	Preferred Securities - 97.4%
	Banks - 60.7%
4,918,000	Australia & New Zealand Banking Group Ltd.
	6.750% to 06/15/26 then USD 5 Year Swap + 5.168% 144A (a)	Baa2	$5,010,212
2,600,000	Banco Bilbao Vizcaya Argentaria SA
	6.125% to 11/16/27 then USD 5 Year Swap + 3.870% (a)	Ba2	2,301,000
640,000	Banco Mercantil del Norte SA
	7.625% to 01/10/28 then US 10 Year Tsy + 5.353% 144A (a)	Ba2	634,400
	Bank of America Corp.
560,000	5.989%, 3-Month USD Libor + 3.630%, Series K (a)(b)	Ba1	563,079
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA (a)	Ba1	520,325
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X (a)	Ba1	2,092,500
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD (a)	Ba1	264,687
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z (a)	Ba1	4,813,469
56,891	Barclays Bank PLC
	8.125%, Series 5 (a)	Ba3	1,503,629
8,247,000	Barclays PLC
	7.875% to 03/15/22 then USD 5 Year Swap + 6.772% (a)	Ba3	8,541,146
	BNP Paribas SA
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150% 144A (a)	Ba1	3,071,250
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314% 144A (a)	Ba1	1,046,250
	Capital One Financial Corp.
3,940,000	5.550% to 06/01/20 then 3-Month USD Libor + 3.800%, Series E (a)	Baa3	4,035,348
43,796	6.000%, Series H (a)	Baa3	1,139,134
5,000	6.200%, Series F (a)	Baa3	131,700
22,870	6.250%, Series C (a)	Baa3	591,876
110,495	6.700%, Series D (a)	Baa3	2,938,062
	Citigroup, Inc.
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P (a)	Ba2	4,605,600
1,100,000	6.125% to 11/15/20 then 3-Month USD Libor + 4.478%, Series R (a)	Ba2	1,149,500
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T (a)	Ba2	1,765,875
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K (a)	Ba2	2,971,145
36,300	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J (a)	Ba2	1,006,599
1,750,000	Citizens Financial Group, Inc.
	5.500% to 04/06/20 then 3-Month USD Libor + 3.960%, Series A (a)	BB+ (c)	1,785,000
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H 144A (a)	BBB+ (c)	1,291,300
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F 144A (a)	BBB+ (c)	891,450
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I 144A (a)	BBB+ (c)	522,500
500,000	Credit Agricole SA
	8.125% to 12/23/25 then USD 5 Year Swap + 6.185% 144A (a)	Ba1	530,625
24,516	Fifth Third Bancorp
	6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I (a)	Baa3	664,629
8,000	First Horizon National Corp.
	6.200%, Series A (a)	Ba2	201,200

Shares / Par Amounts	Description	Moody's Ratings	Fair Value
	Banks (continued)
	Goldman Sachs Group, Inc. (The)
48,007	6.300%, Series N (a)	Ba1	$1,278,906
103,105	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K (a)	Ba1	2,806,518
	HSBC Holdings PLC
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746% (a)	Baa3	302,250
400,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606% (a)	Baa3	384,500
5,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514% (a)	Baa3	6,132,528
120,000	Huntington Bancshares, Inc.
	6.250%, Series D (a)	Baa3	3,134,400
	JPMorgan Chase & Co.
8,064,000	5.829%, 3-Month USD Libor + 3.470%, Series I (a)(b)	Baa3	8,134,560
1,550,000	6.000% to 08/01/23 then 3-Month USD Libor + 3.300%, Series R (a)	Baa3	1,586,813
1,400,000	6.750% to 02/01/24 then 3-Month USD Libor + 3.780%, Series S (a)	Baa3	1,524,250
	KeyCorp
4,350,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D (a)	Baa3	4,243,425
30,800	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E (a)	Baa3	821,744
2,500,000	Lloyds Bank PLC
	12.000% to 12/16/24 then 3-Month USD Libor + 11.756% 144A (a)	BB+ (c)	3,070,335
1,700,000	M&T Bank Corp.
	6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E (a)	Baa2	1,823,250
1,530,000	Macquarie Bank Ltd.
	6.125% to 03/08/27 then USD 5 Year Swap + 3.703% 144A (a)	Ba1	1,377,000
25,250	MB Financial, Inc.
	6.000%, Series C (a)	Ba3	640,340
	Morgan Stanley
200,000	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K (a)	Ba1	5,138,000
37,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I (a)	Ba1	998,923
189,600	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F (a)	Ba1	5,191,248
164,800	New York Community Bancorp, Inc.
	6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A (a)	Ba1	4,477,616
25,000	People's United Financial, Inc.
	5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A (a)	Ba1	641,000
	PNC Financial Services Group, Inc. (The)
29,945	6.125% to 05/01/22 then 3-Month USD Libor + 4.067%, Series P (a)	Baa2	821,990
1,200,000	6.750% to 08/01/21 then 3-Month USD Libor + 3.678%, Series O (a)	Baa2	1,296,000
74,300	Regions Financial Corp.
	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B (a)	Ba1	2,010,558
	Societe Generale SA
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929% 144A (a)	Ba2	229,688
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238% 144A (a)	Ba2	3,570,000
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873% 144A (a)	Ba2	781,875
1,250	Sovereign Real Estate Investment Trust
	12.000%, Series A 144A (a)	Ba1	1,465,625
	Standard Chartered PLC
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301% 144A (a)	Ba1	4,315,500
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723% 144A (a)	Ba1	256,875
20,402	Sterling Bancorp
	6.500%, Series A (a)	NR (d)	529,840

Destra Flaherty & Crumrine Preferred and Income Fund
Portfolio of Investments (continued)
June 30, 2018 (UNAUDITED)

Shares / Par Amounts	Description	Moody's Ratings	Fair Value
	Banks (continued)
2,569,000	SunTrust Banks, Inc.
	5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series G (a)	Baa3	$2,527,125
72,679	Texas Capital Bancshares, Inc.
	6.500%, Series A (a)	Ba2	1,843,139
30,345	Valley National Bancorp
	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A (a)	BB (c)	798,680
	Wells Fargo & Co.
84,700	5.500%, Series X (a)	Baa2	2,117,500
124,337	5.625%, Series Y (a)	Baa2	3,129,562
20,000	5.700%, Series W (a)	Baa2	504,400
12,700	5.850% to 09/15/23 then 3-Month USD Libor + 3.090%, Series Q (a)	Baa2	328,930
2,100,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U (a)	Baa2	2,168,250
1,275,000	6.111%, 3-Month USD Libor + 3.770%, Series K (a)(b)	Baa2	1,293,328
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R (a)	Baa2	550,000
267	7.500%, Series L (a)(e)	Baa2	336,276
13,300	8.000%, Series J (a)	Baa2	341,810
	Zions Bancorporation
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I (a)	BB (c)	42,678
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G (a)	BB (c)	53,960
			141,604,685
	Energy - 4.8%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A (a)	B1	1,247,187
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B (a)	B1	97,461
4,955,000	Enbridge Energy Partners LP
	6.109%, 3-Month USD Libor + 3.798% 10/01/37 (b)	Ba1	4,973,581
1,000,000	Enbridge, Inc.
	6.000% to 01/15/27 then 3-Month USD Libor + 3.890% 01/15/77, Series 16-A	Ba2	945,000
84,280	Energy Transfer Partners LP
	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C (a)	Ba2	2,106,157
8,585	Kinder Morgan, Inc.
	9.750% 10/26/18, Series A (e)	Ba2	297,642
	Transcanada Trust
1,250,000	5.300% to 03/15/27 then 3-Month USD Libor + 3.208% 03/15/77, Series 17-A	Baa2	1,184,238
500,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640% 08/15/76, Series 16-A	Baa2	496,250
			11,347,516
	Financial Services - 2.2%
450,000	AerCap Global Aviation Trust
	6.500% to 06/15/25 then 3-Month USD LIBOR + 4.300% 06/15/45 144A	Ba1	465,750
361	Charles Schwab Corp. (The)
	5.950%, Series D (a)	Baa2	9,469
590,000	E*TRADE Financial Corp.
	5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B (a)	Ba2	577,463
560,000	General Motors Financial Co., Inc.
	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A (a)	Ba2	538,300
95,091	Legg Mason, Inc.
	6.375%03/15/56	Baa2	2,514,206
40,000	Stifel Financial Corp.
	6.250%, Series A (a)	BB- (c)	1,043,200
			5,148,388
	Insurance - 21.0%
1,151,000	ACE Capital Trust II
	9.700%04/01/30	Baa1	1,614,277

Shares / Par Amounts	Description	Moody's Ratings	Fair Value
	Insurance (continued)
	Arch Capital Group Ltd.
13,000	5.250%, Series E (a)	Baa3	$311,220
23,500	5.450%, Series F (a)	Baa3	573,635
	Aspen Insurance Holdings Ltd.
25,000	5.625%(a)	Baa3	611,500
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060% (a)	Baa3	501,669
212,773	Axis Capital Holdings Ltd.
	5.500%, Series E (a)	Baa3	5,236,344
8,000,000	Catlin Insurance Co. Ltd.
	5.330%, 3-Month USD Libor + 2.975% 144A (a)(b)	BBB+ (c)	7,980,000
98,860	Delphi Financial Group, Inc.
	5.533%, 3-Month USD Libor + 3.190% 05/15/37 (b)	BB+ (c)	2,226,821
45,400	Enstar Group Ltd.
	7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D (a)	BB+ (c)	1,146,804
196,000	Everest Reinsurance Holdings, Inc.
	4.728%, 3-Month USD Libor + 2.385% 05/15/37 (b)	Baa2	193,305
7,103,000	Liberty Mutual Group, Inc.
	7.800% to 03/15/37 then 3-Month USD Libor + 3.576% 144A	Baa3	8,399,297
1,937,000	MetLife, Inc.
	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%	Baa2	2,987,822
	PartnerRe Ltd.
141,538	5.875%, Series I (a)	Baa2	3,585,158
49,212	7.250%, Series H (a)	Baa2	1,359,235
250,000	Provident Financing Trust I
	7.405%03/15/38	Baa3	277,188
2,900,000	QBE Insurance Group Ltd.
	7.500% to 11/24/23 then USD 10 Year Swap + 6.030% 11/24/43 144A	Baa1	3,168,250
111,000	Reinsurance Group of America, Inc.
	5.750% to 06/15/26 then 3-Month USD Libor + 4.040% 06/15/56	Baa2	2,851,590
102,688	Torchmark Corp.
	6.125%06/15/56	Baa2	2,672,969
	WR Berkley Corp.
69,629	5.750%06/01/56	Baa2	1,723,318
65,000	5.900%03/01/56	Baa2	1,652,950
			49,073,352
	Miscellaneous - 2.0%
450,000	BHP Billiton Finance USA Ltd.
	6.750% to 10/20/25 then USD 5 Year Swap + 5.093% 10/19/75 144A	Baa2	489,150
	Land O' Lakes, Inc.
700,000	7.250%, Series B 144A (a)	BB (c)	764,750
3,115,000	8.000%, Series A 144A (a)	BB (c)	3,442,075
			4,695,975
	Real Estate - 0.6%
50,000	Digital Realty Trust, Inc.
	6.625%, Series C (a)	Baa3	1,320,000

	Utilities - 6.1%
3,576,000	ComEd Financing III
	6.350%03/15/33	Baa2	3,799,500
1,810,000	Emera, Inc.
	6.750% to 06/15/26 then 3-Month USD Libor + 5.440% 06/15/76, Series 16-A	Ba2	1,891,450
79,020	Integrys Holding, Inc.
	6.000% to 08/01/23 then 3-Month USD Libor + 3.220% 08/01/73	Baa1	2,084,152
285,000	NiSource, Inc.
	5.650% to 06/15/23 then US 5 Year Tsy + 2.843% 144A (a)	Ba1	283,219
62,604	SCE Trust V
	5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K (a)	Baa1	1,593,272

Destra Flaherty & Crumrine Preferred and Income Fund
Portfolio of Investments (continued)
June 30, 2018 (UNAUDITED)

Shares / Par Amounts	Description	Moody's Ratings	Fair Value
	Utilities (continued)
192,087	SCE Trust VI
	5.000%, Series L (a)	Baa1	$4,500,598
			14,152,191
	Total Preferred Securities
	(Cost $224,167,603)		227,342,107

	Corporate Debt Securities - 1.6%
	Banks - 1.0%
100,000	CIT Group, Inc.
	6.125%03/09/28	Ba2	103,000
85,000	Texas Capital Bancshares, Inc.
	6.500% 09/21/42, Sub Notes	Baa3	2,167,500
			2,270,500
	Communications - 0.5%
	Qwest Corp.
12,347	6.500%09/01/56	Ba2	266,448
36,585	6.750%06/15/57	Ba2	808,895
2,314	7.000%04/01/52	Ba2	52,898
			1,128,241
	Financial Services - 0.1%
11,000	B. Riley Financial, Inc.
	7.500%05/31/27	NR (d)	275,660

	Total Corporate Debt Securities
	(Cost $3,757,318)		3,674,401

	Common Stock - 0.4%

	Energy - 0.4%
	Kinder Morgan, Inc.
50,269	(Cost $866,925)		888,253

	Total Long-Term Investments - 99.4%
	(Cost $228,791,846)		231,904,761

	Money Market Mutual Fund - 0.1%
235,479	BlackRock Liquidity Funds FedFund Portfolio,Institutional Shares, 1.80%(b)
	(Cost $235,479)		235,479
	Total Investments - 99.5%
	(Cost $229,027,325)		232,140,240
	Other Assets in excess of
	Liabilities - 0.5%		1,162,304
	Net Assets - 100.0%		$233,302,544

		% of
Summary by Country	Fair Value	Net Assets
Australia	$10,044,612	4.3%
Bermuda	22,919,842	9.8
Canada	4,516,938	1.9
France	9,229,688	3.9
Ireland	465,750	0.2
Mexico	634,400	0.3
Spain	2,301,000	1.0
United Kingdom	24,506,763	10.5
United States	157,521,247	67.6
Total Investments	232,140,240	99.5
Other Assets less Liabilities	1,162,304	0.5
Net Assets	$233,302,544	100.0%

LP	-	Limited Partnership
PLC	-	Public Limited Company
SA	-	Corporation
144A	-	Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Security is perpetual in nature with no stated maturity date.
(b)	The interest rate shown reflects the rate in effect as of June 30, 2018.
(c)	Standard & Poor's Rating.
(d)	Security is unrated by Moody's, S&P and Fitch.
(e)	Convertible Preferred Security

Destra Flaherty & Crumrine Preferred and Income Fund
Portfolio of Investments (continued)
June 30, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Funds' investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of June 30, 2018:

	Level 1	Level 2		Level 3	Total

Preferred Securities*
Banks	$49,113,474	$92,491,211	†	$–	$141,604,685
Energy	2,501,260	8,846,256		–	11,347,516
Financial Services	3,566,875	1,581,513		–	5,148,388
Insurance	16,990,048	32,083,304	†	–	49,073,352
Miscellaneous	–	4,695,975		–	4,695,975
Real Estate	1,320,000	–		–	1,320,000
Utilities	6,093,870	8,058,321		–	14,152,191
Total Preferred Securities	79,585,527	147,756,580		–	227,342,107
Corporate Debt Securities*
Banks	2,167,500	103,000		–	2,270,500
Communications	1,128,241	–		–	1,128,241
Financial Services	275,660	–		–	275,660
Total Corporate Debt Securities	3,571,401	103,000		–	3,674,401
Common Stock*	888,253	–		–	888,253
Money Market Mutual Fund	235,479	–		–	235,479
Total Investments in Securities	$84,280,660	$147,859,580		$–	$232,140,240

*	Please refer to the portfolio of investments to view securities segregated by industry.

†	At June 30, 2018 Flaherty & Crumrine Preferred and Income Fund had $6,671,371 transferred into level 2 from level 1 due to a lack of readily available market quotations in active markets. Level 2 securities were fair valued using quotations or evaluated prices from a third party pricing service.

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.

Destra Wolverine Dynamic Asset Fund†
Portfolio of Investments
June 30, 2018 (unaudited) (consolidated)

Number
of
Shares	Description	Fair Value

	Investment Companies - 77.9%

	Commodity Fund - 10.7%
305,718	Invesco DB Commodity Index Tracking Fund*	$5,405,094
77,289	iShares S&P GSCI Commodity Indexed Trust*	1,384,246
		6,789,340
	Equity Fund - 67.2%
1,045	iShares Europe ETF	46,722
70	iShares MSCI Emerging Markets ETF	3,033
1,689	iShares MSCI Eurozone ETF	69,266
21,944	iShares MSCI Japan ETF	1,270,777
85,992	iShares Russell 1000 Growth ETF	12,365,650
10,120	iShares Russell 1000 Value ETF	1,228,366
117,748	iShares Russell 2000 Value ETF	15,533,316
4,450	iShares S&P 500 Growth ETF	723,614
1,229	iShares S&P 500 Value ETF	135,350
9,597	iShares U.S. Real Estate ETF	773,326
351	SPDR Portfolio Emerging Markets ETF	12,404
3,533	Vanguard FTSE Emerging Markets ETF	149,093
6,304	Vanguard FTSE Europe ETF	353,844
178	Vanguard FTSE Pacific ETF	12,456
9,706	Vanguard Growth ETF	1,454,056
85,903	Vanguard Real Estate ETF	6,996,799
13,065	Vanguard Value ETF	1,356,539
		42,484,611
	Total Investment Companies
	(Cost $45,085,864)	49,273,951

	Money Market Mutual Fund - 11.1%
7,054,893	BlackRock Liquidity Funds FedFund Portfolio,Institutional Shares, 1.80% (a)
	(Cost $7,054,893)	7,054,893

	Total Investments - 89.0%
	(Cost $52,140,757)	56,328,844
	Other Assets in excess of Liabilities - 11.0%	6,950,483
	Net Assets - 100.0%	$63,279,327

ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depository Receipts

		% of
Summary by Country	Fair Value	Net Assets
United States	$56,328,844	89.0%
Total Investments	56,328,844	89.0
Other Assets less Liabilities	6,950,483	11.0
Net Assets	$63,279,327	100.0%

Destra Wolverine Dynamic Asset Fund†
Portfolio of Investments (continued)
June 30, 2018 (unaudited) (consolidated)

†	The Consolidated Portfolio of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transaction have been eliminated in consolidation.
*	Non-income producing security.
(a)	Interest rate shown reflects the rate in effect as of June 30, 2018.

Futures contracts outstanding as of June 30, 2018:

Contract Description	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Australian Dollar Future	Goldman Sachs & Co	Sep-18	68	$5,141,850	$5,030,640	$(111,210)
NYMEX WTI Crude Futures	Goldman Sachs & Co	Aug-18	50	3,539,860	3,707,500	167,640
Total net unrealized appreciation						$56,430

Cash posted as collateral to broker for futures contracts was $1,750,547 at June 30, 2018.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and nonobservable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Funds' investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Investment Companies**	$49,273,951	$–	$–	$49,273,951
Money Market Mutual Fund	7,054,893	–	–	7,054,893
Derivatives***
Futures Contract	167,640	–	–	167,640
Total	$56,496,484	$–	$–	$56,496,484

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives***
Futures Contract	$(111,210)	$–	$–	$(111,210)
Total	$(111,210)	$–	$–	$(111,210)

**	Please refer to the portfolio of investments to view securities segregated by industry.
***	Derivative instruments, including futures contracts, are valued at the net unrealized appreciation (depreciation) on the instruments.

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	August 27, 2018

By (Signature and Title)*	/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date	August 27, 2018

* Print the name and title of each signing officer under his or her signature.